Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 1,440	$ 43,239,701	$ 77,242	$ (36,706,553)	$ 6,611,830
Balance, shares at Dec. 31, 2022	1,438,268
Stock issued to employees	$ 2	5,878			5,880
Stock issued to employees, shares	2,400
Stock issued to consultants	$ 15	45,985			46,000
Stock issued to consultants, shares	15,000
Foreign currency translation loss			444,183		444,183
Net loss				(7,723,257)	(7,723,257)
Stock issued to designer	$ 45	119,918			119,963
Stock issued to designer, shares	45,491
Acquisition of AI IT System	$ 270	674,730			675,000
Acquistion of AI IT System, shares	270,000
Stock issued to IT consultant	$ 150	$ 317,850			$ 318,000
Stock issued to IT consultants, shares	150,000
Rounding due to 1:5 reversed stock split	(4)	(1,241)			(1,245)
Rouding due to 1:5 reversed stock split, shares	(3,453)
Balance at Dec. 31, 2023	$ 1,918	$ 44,402,821	$ 521,425	$ (44,429,810)	$ 496,354
Balance, shares at Dec. 31, 2023	1,917,706
Stock issued to employees	$ 3	6,447			6,450
Stock issued to employees, shares	3,000
Stock issued to consultants	$ 225	444,024			444,249
Stock issued to consultants, shares	225,000
Foreign currency translation loss			(82,600)		(82,600)
Net loss				(2,026,245)	(2,026,245)
Stock issued to designer	$ 26	59,974			60,000
Stock issued to designer, shares	26,721
Acquisition of AI IT System	$ 300	749,700			750,000
Acquistion of AI IT System, shares	300,000
Stock issued to an investor	$ 200	399,800			400,000
Balance at Jun. 30, 2024	$ 2,672	46,062,766	438,825	(46,456,055)	48,208
Balance, shares at Jun. 30, 2024	2,672,427
Balance at Dec. 31, 2023	$ 1,918	44,402,821	521,425	(44,429,810)	496,354
Balance, shares at Dec. 31, 2023	1,917,706
Stock issued to employees	$ 6	11,139			11,145
Stock issued to employees, shares	6,000
Stock issued to consultants	$ 400	724,599			724,999
Stock issued to consultants, shares	400,000
Foreign currency translation loss			721		721
Net loss				(5,561,705)	(5,561,705)
Stock issued to designer	$ 46	89,954			90,000
Stock issued to designer, shares	46,071
Stock issued to suppliers	$ 3,321	4,646,679			4,650,000
Stock issued to suppliers, shares	3,321,429
Acquisition of AI and IT Systems	$ 1,160	1,960,840			1,962,000
Acquisition of AI and IT Systems, shares	1,160,000
Stock issued to an investor	$ 450	749,550			750,000
Stock issued to an investor, shares	450,000
Balance at Dec. 31, 2024	$ 7,301	52,585,582	522,146	(49,991,515)	3,123,514
Balance, shares at Dec. 31, 2024	7,301,206
Balance at Mar. 31, 2024	$ 2,346	45,407,744	439,734	(45,892,566)	(42,742)
Balance, shares at Mar. 31, 2024	2,345,179
Stock issued to employees	$ 1	3,224			3,225
Stock issued to employees, shares	1,500
Stock issued to consultants	$ 113	222,010			222,123
Stock issued to consultants, shares	112,500
Foreign currency translation loss			(909)		(909)
Net loss				(563,489)	(563,489)
Stock issued to designer	$ 12	29,988			30,000
Stock issued to designer, shares	13,248
Acquisition of AI IT System	$ 200	399,800			400,000
Acquistion of AI IT System, shares	200,000
Balance at Jun. 30, 2024	$ 2,672	46,062,766	438,825	(46,456,055)	48,208
Balance, shares at Jun. 30, 2024	2,672,427
Balance at Dec. 31, 2024	$ 7,301	52,585,582	522,146	(49,991,515)	3,123,514
Balance, shares at Dec. 31, 2024	7,301,206
Stock issued to employees	$ 3	2,938			2,941
Stock issued to employees, shares	3,000
Stock issued to consultants	$ 126	167,374			167,500
Stock issued to consultants, shares	125,000
Foreign currency translation loss			(26,706)		(26,706)
Net loss				(628,778)	(628,778)
Stock issued to creditor	$ 434	216,566			217,000
Stock issued to creditor, shares	434,000
Stock issued to suppliers	$ 4,909	3,186,341			3,191,250
Stock issued to suppliers, shares	4,909,616
Stock issued to an investor	$ 1,000	499,000			500,000
Stock issued to an investor, shares	1,000,000
Balance at Jun. 30, 2025	$ 13,773	56,657,801	495,440	(50,620,293)	6,546,721
Balance, shares at Jun. 30, 2025	13,772,822
Balance at Mar. 31, 2025	$ 13,709	56,572,145	519,171	(50,330,386)	6,774,639
Balance, shares at Mar. 31, 2025	13,708,822
Stock issued to employees	$ 1	1,469			1,470
Stock issued to employees, shares	1,500
Stock issued to consultants	$ 63	84,187			84,250
Stock issued to consultants, shares	62,500
Foreign currency translation loss			(23,731)		(23,731)
Net loss				(289,907)	(289,907)
Stock issued to an investor, shares	200,000
Balance at Jun. 30, 2025	$ 13,773	$ 56,657,801	$ 495,440	$ (50,620,293)	$ 6,546,721
Balance, shares at Jun. 30, 2025	13,772,822